Basis of Preparation and Accounting (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Mar. 24, 2025	Dec. 27, 2024	Nov. 29, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Basis of Preparation and Accounting [Line Items]
Current liabilities					$ 164,000
Payment commitments amounts					18,600
Financial debt, purchase commitment, missed payment				$ 18,700
Net working capital surplus					199,178	$ 157,922
Current borrowings					226,559	268,389
Secured convertible note					38,747
Trade and other payables					106,991
Owed to related parties					7,155
Current tax liabilities					6,705	7,819
Provisions					316
Employee benefit					10,098	8,305
Warrant liabilities					967	3,039
Shares held in escrow					16,231
Escrow liabilities					2,155
Current assets					216,746	$ 275,645
Debt to current liabilities					164,000
Net loss					68,300
Sofgen Pharma S. A [Member]
Basis of Preparation and Accounting [Line Items]
Principal amount		$ 20,000	$ 20,000
Debt Management [Member] | New Banco Credit Agreement [Member]
Basis of Preparation and Accounting [Line Items]
Largest credit facilities, totaling amount					$ 188,400
Subsequent [Member]
Basis of Preparation and Accounting [Line Items]
Private capital raise amount	$ 90,000